Securities - OTTI Significant Assumptions (Details) (Non-agency residential)	Dec. 31, 2014
Weighted Average
Significant Assumptions:
Prepayment speed	15.30%
Loss severity	35.20%
Life default rate	39.60%
Weighted Average | Prime
Significant Assumptions:
Loss severity	31.00%
Life default rate	24.50%
Weighted Average | Alt-A
Significant Assumptions:
Loss severity	34.10%
Life default rate	42.40%
Weighted Average | Subprime
Significant Assumptions:
Loss severity	45.00%
Life default rate	42.00%
Minimum
Significant Assumptions:
Prepayment speed	3.10%
Loss severity	11.80%
Life default rate	1.50%
Maximum
Significant Assumptions:
Prepayment speed	29.90%
Loss severity	44.70%
Life default rate	98.60%